Income Tax - Schedule of Non-Capital Losses (Detail)	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 240,594,715
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	8,856,497
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	786,557
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	169,954
2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	186,708
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,003,594
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	12,735,836
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	7,260,729
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	60,670,576
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	15,819,741
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	43,934,918
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	28,310,254
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,604,159
2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 40,255,192